Accounts Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable Net [Text Block]

Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2012	2011

Gaming revenues receivable	$2,480,961	$1,240,142

As of December 31, 2012 and December 31, 2011, accounts receivable were due from three Casino Operators.  The accounts receivable from the three casinos at December 31, 2012 were 32%, 26% and 42% of total receivables.  The accounts receivable from the three casinos at December 31, 2011 were 77%, 20% and 3% of total receivables.